NOTE 6 – 12% CONVERTIBLE NOTES	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 6 – 12% CONVERTIBLE NOTES

NOTE 6 – 12% CONVERTIBLE NOTES

The Company has issued $125,000 of convertible notes to eighteen note holders bearing interest at 12% per annum. The notes are convertible to common stock for a period of five years at a price of $.25 per share. The Company has determined that there is no beneficial conversion feature to the 12% convertible notes. During January 2010 the note holders elected to convert $115,000 of the notes plus accrued interest of $18,706 through the issuance 535,880 shares of common stock. In September, 2011, the remaining note holder elected to convert the remaining $10,000 plus accrued interest of $3,378 through the issuance of 64,000 shares of common stock.

NOTE 6 – 12% CONVERTIBLE NOTES

The Company has issued $125,000 of convertible notes to eighteen note holders bearing interest at 12% per annum. The notes are convertible to common stock for a period of five years at a price of $.25 per share. The Company has determined that there is no beneficial conversion feature to the 12% convertible notes. During January 2010 the note holders elected to convert $115,000 of the notes plus accrued interest of $18,706 through the issuance 535,880 shares of common stock. In September, 2011, the remaining note holder elected to convert the remaining $10,000 plus accrued interest of $3,378 through the issuance of 64,000 shares of common stock.